ACQUISITION OF SUBSIDIARY (Details) - Roxgold [Member]		12 Months Ended
	Jul. 02, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 02, 2021 CAD ($) shares	Jul. 02, 2021 USD ($) shares
Disclosure of detailed information about business combination [line items]
Common shares issuable per share | shares	0.283
Cash consideration per share				$ 0.001
Common shares issuable					106,106,224
Cash consideration paid	$ 300,000
Payment of change of control payments to non-continuing executives	5,600,000
Equity reserve					$ 8,200,000
Other liabilities					$ 4,000,000.0
Promissory note			$ 35,300,000
Deferred Share Units [member]
Disclosure of detailed information about business combination [line items]
Payments for accelerated vested share units	9,200,000
Equity Settled, Restricted Share Units [Member]
Disclosure of detailed information about business combination [line items]
Payments for accelerated vested share units		$ 800,000
Restricted Share Units And Performance Share Units [member]
Disclosure of detailed information about business combination [line items]
Payments for accelerated vested share units	4,600,000
Payments for accelerated vested share units part of consideration	1,300,000
Payments for accelerated vested share units part of transaction costs	3,300,000
Number of share units assumed | shares				1,419,649	1,419,649
Restricted Share Units And Performance Share Units [member] | Non-continuing Executives [Member]
Disclosure of detailed information about business combination [line items]
Payments for accelerated vested share units	$ 14,500,000
Performance Share Units [member]
Disclosure of detailed information about business combination [line items]
Number of share units assumed | shares				1,023,696	1,023,696
Stock Options
Disclosure of detailed information about business combination [line items]
Number of share units assumed | shares				405,240	405,240